Other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about other non-current liabilities [text block]
	March 31, 202 2	March 31, 2021
Other liabilities	60,742	40,002
	60,742	40,002

Financial liabilities included in other liabilities	60,742	40,002